Other income (loss) (Tables)	12 Months Ended
Dec. 31, 2025
Other income (loss)
Schedule of other nonoperating income, by component

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Disposal loss of long-term investment	(10,754)	—	—	—
Impairment of long-term investments (Note 9)	(8,505)	—	—	—
Credit losses for loans receivable	(6,660)	—	—	—
Income from ADR profit-sharing program	1,336	—	—	—
Others	592	238	427	61
Total	(23,991)	238	427	61